Earnings Per Common Share Earnings Per Common Share Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.640	$ 1.540	$ 1.515